DEBT - Future Minimum Principal Payments (Details) $ in Thousands	Jun. 30, 2022 USD ($)
Long-Term Debt, Fiscal Year Maturity [Abstract]
Remainder of 2022	$ 0
2023	0
2024	1,250
2025	2,500
2026	2,500
Thereafter	13,750
Total future minimum principal payments	$ 20,000